Share Based Compensation - Schedule of Restricted Shares (Details) - Restricted Stock [Member]	12 Months Ended
Dec. 31, 2025 shares
In thousand
Number of unvested restricted shares, Unvested Beginning
Number of unvested restricted shares, Granted	5,353
Number of unvested restricted shares, Vested	(5,353)
Number of unvested restricted shares, Unvested Ending